UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

550 E. Swedesford Rd. Suite 120

Wayne, PA 19087

 (Address of principal executive offices)(Zip code)

Conestoga Capital Advisors

550 E. Swedesford Rd. Suite 120

Wayne, PA 19087

(Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
326,100	Dorman Products, Inc. *	16,083,252
Consumer Services, Misc.
510,650	Stamps.com, Inc. *	17,203,798
Educational Services
315,000	Grand Canyon Education, Inc. *	14,480,550
827,425	Healthstream, Inc. *	20,106,428
Educational Services Total		34,586,978
Specialty Retail
246,925	Hibbett Sports, Inc. *	13,375,927

Consumer Discretionary Sector Total		81,249,955	10.90%

Consumer Staples
Foods
267,500	Medifast, Inc. *	8,134,675

Consumer Staples Sector Total		8,134,675	1.09%

Energy
Oil: Crude Producers
345,000	Contango Oil & Gas, Inc. *	14,596,950
680,006	Matador Resources Co. *	19,910,576
Oil: Crude Producers Total		34,507,526
Oil Well Equipment & Services
100,000	Carbo Ceramics, Inc.	15,412,000
280,038	Geospace Technologies Corp. *	15,424,493
Oil Well Equipment & Services Total		30,836,493

Energy Sector Total		65,344,019	8.77%

Financial Services
Asset Management & Custodian
272,400	Westwood Holdings Group, Inc.	16,354,896
Financial Data & Systems
510,000	Advent Software, Inc.	16,610,700
91,250	Morningstar, Inc.	6,552,662
Financial Data & Systems Total		23,163,362

Financial Services Sector Total		39,518,258	5.30%

Healthcare
Healthcare Management Services
750,000	Omnicell, Inc. *	21,532,500
430,000	National Research Corp. Class-A *	6,015,700
200,000	National Research Corp. Class-B *	7,808,000
Healthcare Management Services Total		35,356,200
Healthcare Services
225,000	Medidata Solutions, Inc. *	9,632,250
Medical Equipment
317,000	Abaxis, Inc.	14,046,270
Medical and Dental Instruments & Supplies
301,000	Align Technology, Inc. *	16,868,040
448,725	Cantel Medical Corp.	16,432,310
357,350	Meridian Bioscience, Inc.	7,375,704
512,420	Neogen Corp. *	20,737,637
80,000	TECHNE Corp.	7,405,600
Medical and Dental Instruments & Supplies Total		68,819,291
Bio-Technology
119,675	Ligand Pharmaceuticals, Inc. *	7,454,556
566,300	Repligen Corp. *	12,905,977
Bio-Technology		20,360,533

Healthcare Sector Total		148,214,544	19.88%

Materials & Processing
Building Materials
715,000	AAON, Inc.	23,966,800
Building Materials
505,000	Simpson Manufacturing Co., Inc.	18,361,800
Chemicals: Specialty
299,350	Balchem Corp. Class-B *	16,033,186

Materials & Processing Sector Total		58,361,786	7.83%

Producer Durables
Back Office Support HR & Consulting
225,000	Advisory Board Co. *	11,655,000
101,950	Costar Group, Inc. *	16,125,431
Back Office Support HR &Consulting Total		27,780,431
Commercial Services
350,000	Rollins, Inc.	10,500,000
Diversified Manufacturing Operations
804,125	Raven Industries, Inc.	26,648,703
Machinery: Industrial
237,300	Proto Labs, Inc. *	19,439,616
Scientific Instruments & Services
257,775	Faro Technologies, Inc. *	12,661,908
Scientific Instruments: Control & Filter
580,000	Sun Hydraulics Corp.	23,548,000
Scientific Instruments: Gauges & Meters
162,950	Mesa Laboratories, Inc.	13,681,282

Producer Durables Sector Total		134,259,940	18.01%

Technology
Computer Services Software & Systems
312,375	ACI Worldwide, Inc. *	17,439,896
540,000	Blackbaud, Inc.	19,299,600
625,000	Bottomline Technologies, Inc. *	18,700,000
330,000	EXA Corp. *	3,715,800
480,000	Fleetmatics Group PLC *	15,523,200
831,600	NIC, Inc.	13,180,860
606,650	Pros Holdings, Inc. *	16,039,826
685,725	SciQuest, Inc. *	12,130,475
330,000	SPS Commerce, Inc. *	20,852,700
209,425	Tyler Technologies, Inc. *	19,101,654
Computer Services Software & Systems Total		155,984,011
Electronic Components
357,000	Acacia Research Corp.	6,336,750
142,500	NVE Corp. *	7,921,575
Electronic Components Total		14,258,325
Computer Technology
112,150	Stratasys, Inc. *	12,743,605

Technology Sector Total		182,985,941	24.55%

TOTAL COMMON STOCKS
	(Cost $550,016,384)	718,069,118	96.33%

SHORT-TERM INVESTMENTS
28,166,710	UMB Bank Money Market Fiduciary (Cost $28,166,710) 0.01% **	28,166,710	3.78%

TOTAL INVESTMENTS
	(Cost $578,183,094)	746,235,828	100.11%

	Liabilities in Excess of Other Assets	(804,928)	-0.11%

	TOTAL NET ASSETS	$745,430,900	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $578,183,094 amounted to $168,052,734 which consisted of aggregate gross unrealized appreciation of $200,220,110 and aggregate gross unrealized depreciation of $32,167,376.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2014 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$718,069,118	$0	$0	$718,069,118
Cash Equivalents	$28,166,710	$0	$0	$28,166,710
Total	$746,235,828	$0	$0	$746,235,828

CONESTOGA SMID CAP FUND

		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
1,200	Dorman Products, Inc. *	59,184
1,000	Gentex Corp.	29,090
Auto Parts Total		88,274
Educational Services
1,935	Grand Canyon Education, Inc. *	88,952
2,405	Healthstream, Inc. *	58,441
Educational Services Total		147,393
Recreational Vehicles & Boats
510	Polaris Industries, Inc.	66,422
Specialty Retail
710	Hibbett Sports, Inc. *	38,461

Consumer Discretionary Sector Total		340,550	11.31%

Energy
Oil: Crude Producers
850	SM Energy Co.	71,485
Oil Well Equipment & Services
305	Carbo Ceramics, Inc.	47,007
380	Core Laboratories NV	63,483
500	Geospace Technologies Corp. *	27,540
1,100	Oceaneering International, Inc.	85,943
Oil Well Equipment & Services Total		223,973

Energy Sector Total		295,458	9.81%

Financial Services
Financial Data & Systems
1,900	Advent Software, Inc.	61,883
260	Factset Research Systems, Inc.	31,273
520	Morningstar, Inc.	37,341
Financial Information Services Total		130,497
Insurance: Multi-Line
130	Markel Corp. *	85,233

Financial Services Sector Total		215,730	7.16%

Healthcare
Bio-Technology
450	Ligand Pharmaceuticals, Inc. *	28,030
Healthcare Management Services
1,950	Omnicell, Inc. *	55,985
Healthcare Services
935	Medidata Solutions, Inc. *	40,027
Medical Equipment
1,185	Abaxis, Inc.	52,507
Medical and Dental Instruments and Supplies
1,030	Align Technology, Inc. *	57,721
1,250	Neogen Corp. *	50,587
525	TECHNE Corp.	48,599
Medical and Dental Instruments and Supplies Total		156,907

Healthcare Sector Total		333,456	11.07%

Materials & Processing
Building: Climate Control
2,150	AAON, Inc.	72,068
Building Materials
2,070	Simpson Manufacturing Co., Inc.	75,265
Chemicals: Specialty
1,085	Balchem Corp., Class-B *	58,113

Materials & Processing Sector Total		205,446	6.82%

Producer Durables
Aerospace
1,125	Heico Corp.	45,675
Back Office Support HR & Consulting
2,165	Copart, Inc. *	77,853
1,055	Advisory Board Co. *	54,649
575	Costar Group, Inc. *	90,948
750	IHS, Inc., Class-A *	101,753
Commercial Services Total		325,203
Environmental Maint & Security Service
2,190	Rollins, Inc.	65,700
Diversified Manufacturing Operations
2,100	Raven Industries, Inc.	69,594
Scientific Instruments: Control & Filter
1,855	Donaldson Co., Inc.	78,504
1,285	Sun Hydraulics Corp.	52,171
Scientific Instruments & Services Total		130,675
Scientific Instruments: Gauges & Meters
2,415	Trimble Navigation, Ltd. *	89,234
Scientific Instruments & Services
780	Faro Technologies, Inc. *	38,314
Machinery: Industrial
1,000	Proto Labs, Inc. *	81,920
Machinery: Specialty
900	Graco, Inc.	70,272

Producer Durables Sector Total		916,587	30.44%

Technology
Computer Services Software & Systems
1,025	ACI Worldwide, Inc. *	57,226
800	Ansys, Inc. *	60,656
1,715	BlackBaud, Inc.	61,294
1,760	Bottomline Technologies, Inc. *	52,659
1,050	Fleetmatics Group PLC *	33,957
2,500	NIC, Inc. *	39,625
2,000	Pro Holdings, Inc. *	52,880
2,285	SciQuest, Inc. *	40,422
750	SPS Commerce, Inc. *	47,392
750	Tyler Technologies, Inc. *	68,408
Computer Services Software & Systems Total		514,519
Electronics
605	IPG Photonics Corp. *	41,624
Computer Technology
485	Stratasys, Inc. *	55,111

Technology Sector Total		611,254	20.30%

TOTAL COMMON STOCKS
	(Cost $2,422,805)	2,918,481	96.92%

SHORT-TERM INVESTMENTS
101,439	UMB Bank Money Market Fiduciary (Cost $101,439) 0.01% **	101,439	3.37%

TOTAL INVESTMENTS
	(Cost $3,114,996)	3,019,920	100.28%

	Liabilities in Excess of Other Assets	(8,841)	-0.29%

	TOTAL NET ASSETS	$3,011,079	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Conestoga SMid Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,114,996 amounted to $95,076 which consisted of aggregate gross unrealized appreciation of $113,007 and aggregate gross unrealized depreciation of $208,083.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2014 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,918,481	$0	$0	$2,918,481
Cash Equivalents	$101,439	$0	$0	$101,439
Total	$3,019,920	$0	$0	$3,019,920

INSTITUTIONAL ADVISORS LARGECAP FUND

		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Multiline Retail
35,013	Macy's, Inc.	2,031,454
Distributors
24,427	Genuine Parts Co.	2,144,691
34,131	The TJX Co., Inc.	1,814,063
Specialty Retail Total		3,958,754
Textiles, Apparel & Luxury Goods
34,186	VF Corp.	2,153,718

	Consumer Discretionary Sector Total	8,143,926	12.06%

Consumer Staples
Beverages
22,662	Pepsico, Inc.	2,024,623
Food Products
21,670	McCormick & Co.	1,551,355
Food & Staples Retailing
34,076	Walgreen Co.	2,526,054
Household Products
32,697	Colgate Palmolive Co.	2,229,281

	Consumer Staples Sector Total	8,331,313	12.34%

Energy
Oil, Gas & Consumable Fuels
9,484	Chevron Corp.	1,238,136
22,552	Exxon Mobil Corp.	2,270,534
Oil, Gas & Consumable Fuels Total		3,508,670
Energy Equipment & Services
28,617	Halliburton Co.	2,032,093

	Energy Sector Total	5,540,763	8.21%

Financials
Banks
62,031	US Bancorp.	2,687,183
Consumer Finance
37,109	Discover Financial Services	2,300,016
Insurance
43,450	Marsh & McLennan Companies, Inc.	2,251,579
26,853	Torchmark Corp.	2,199,798
Insurance Total		4,451,377

	Financials Sector Total	9,438,576	13.98%

Health Care
Biotechnology
12,461	Amgen, Inc.	1,475,009
Health Care Equipment & Supplies
16,147	Baxter International, Inc.	1,167,428
Health Care Providers & Services
17,259	Laboratory Corp of America Holdings *	1,767,322
14,722	McKesson Corp.	2,741,384
Health Care Providers & Services Total		4,508,706
Pharmaceuticals
20,622	Johnson & Johnson	2,157,474

	Health Care Sector Total	9,308,617	13.79%

Industrials
Aerospace & Defense
15,660	United Technologies Corp.	1,807,947
17,865	Raytheon Co.	1,648,046
Aerospace & Defense Total		3,455,993
Air Freight & Logistics
16,597	C.H. Robinson Worldwide, Inc.	1,058,723
Machinery
15,604	Dover Corp.	1,419,184
Road & Rail
18,748	Union Pacific Corp.	1,870,113

	Industrials Sector Total	7,804,013	11.56%

Information Technology
Communications Equipment
77,470	Cisco Systems, Inc.	1,925,130
21,339	Qualcomm, Inc	1,690,049
Communications Equipment Total		3,615,179
Electronic Equipment, Instruments & Components
27,845	TE Connectivity, Ltd.	1,721,935
IT Services
9,043	International Business Machines, Inc.	1,639,225
Semiconductors & Semiconductor Equipment
66,939	Intel Corp.	2,068,415
Software
62,362	Microsoft Corp.	2,600,494
54,036	Oracle Corp.	2,190,079
Software Total		4,790,573
Technology Hardware, Storage & Peripherals
27,790	Apple, Inc.	2,582,525

	Information Technology Sector Total	16,417,852	24.32%

Materials
Containers & Packaging
33,249	Ball Corp.	2,084,047

	Materials Sector Total	2,084,047	3.09%

TOTAL COMMON STOCKS
	(Cost $42,275,123)	67,069,107	99.33%

SHORT-TERM INVESTMENTS
436,277	UMB Bank Money Market Fiduciary 0.01% (Cost $436,277) **	436,277	0.65%

TOTAL INVESTMENTS
	(Cost $42,711,400)	67,505,384	99.98%

	Other Assets Less Liabilities	13,664	0.02%

	TOTAL NET ASSETS	67,519,048	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized appreciation on investments was $24,793,984, which consisted of aggregate gross unrealized appreciation of $24,852,123 and aggregate gross unrealized depreciation of $58,139.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2014 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$67,069,107	$0	$0	$67,069,107
Cash Equivalents	$436,277	$0	$0	$436,277
Total	$67,505,384	$0	$0	$67,505,384

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 21, 2014

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 21, 2014

* Print the name and title of each signing officer under his or her signature.